Material accounting policies (Details)	12 Months Ended
Dec. 31, 2024 segment
Material accounting policies
Number of operating segment (in segment)	1
Number of reportable segment (in segment)	1
Lease Term	12 months
Buying rate	7.2993
Bottom of range [member]
Material accounting policies
Proportion of ownership interest in associate	20.00%
Lease Term	3 months
Top of range [member]
Material accounting policies
Proportion of ownership interest in associate	50.00%
Lease Term	5 years